Debt	6 Months Ended
Dec. 31, 2025
Debt [Abstract]
Debt

(16) Debt

In June 2025, the Group entered into a sale and leaseback transaction with a third-party lessor (the “Lessor”), pursuant to which the Group sold certain electric vehicle charging equipment to the Lessor for a total sales price of approximately RMB 2.3 million, and simultaneously leased back the same assets for a term of approximately four years (48 months). Under the terms of the leaseback, the Group is required to make monthly lease payments to the Lessor. The leaseback contains a purchase option at the end of the lease term at a nominal price of RMB 0, which the Group expects to exercise, effectively transferring title of the assets back to the Group upon completion of all payment obligations.

The Group evaluated whether the transfer of the assets qualified as a sale in accordance with ASC 606. Based on the assessment, including the existence of a repurchase option at a price significantly below the original sales price and the Group’s retention of substantially all of the risks and rewards of ownership (including the risk of loss or damage to the assets during the lease term), the Group determined that control of the assets was not transferred to the Lessor. Accordingly, the transaction does not qualify for sale accounting under ASC 606 and is accounted for as a failed sale and leaseback, representing a financing arrangement.

	As of June 30,	As of December 31,
	2025	2025
	RMB	RMB
Total debt, net of deferred finance charges	-	1,918
Less: Current portion of long-term debt, net of deferred finance charges	-	758
Long-term debt, net of deferred finance charges	-	1,160

	As of June 30,	As of December 31,
	2025	2025
	RMB	RMB
Total debt, gross	-	2,298
Less: Deferred finance charges	-	380
Total debt, net of deferred finance charges	-	1,918

The outstanding debt as of December 31, 2025, is repayable as follows:

RMB
Year ending December 31:
2026	976
2027	752
2028	501
2029	69
Total	2,298
Less: Deferred finance charges	380
Total debt, net of deferred finance charges	1,918

For the six months ended December 31, 2025, the Group recognized depreciation expense on underlying assets of RMB79 and interest expense on financing obligation of RMB150 related to the Transaction.